Discontinued Operations - Disposal Groups, Including Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss from discontinued operations	$ (823)	$ (12,637)	$ (7,960)
Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	0	560	1,488
Cost of sales	(119)
Cost of sales		3,460	4,483
Gross profit (loss)	119	(2,900)	(2,995)
General and administrative	900	1,400	946
Research and development	41	6,224	2,537
Sales and marketing	1	2,113	1,482
Total operating expenses	942	9,737	4,965
Operating loss from discontinued operations	(823)	(12,637)	(7,960)
Total other expense (income) from discontinued operations	0	0	0
Loss from discontinued operations, before income taxes	(823)	(12,637)	(7,960)
Income tax benefit (expense)	0	0	0
Net loss from discontinued operations	$ (823)	$ (12,637)	$ (7,960)